Shareholders' Equity - Summary of Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of shareholders equity [line items]
Beginning balance	€ 24,661	€ 24,433		€ 22,531
Changes in revaluation reserve real estate held for own use	(4)	20	[1]	(4)
Total other comprehensive income / (loss)	200	457	[1]	2,237
Shares issued	1			1
Issuance and purchase of treasury shares	(88)	3		(30)
Dividend withholding tax reduction		1
Coupons on perpetual securities	(39)	(38)		(88)
Incentive plans	7	8		(3)
Ending balance	26,372	24,661		24,433
Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,480	7,536		7,808
Shares issued	1	(3)		1
Ending balance	7,354	7,480		7,536
Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,480	5,873		3,435
Changes in revaluation reserve real estate held for own use	(4)	20		(36)
Total other comprehensive income / (loss)	(1,038)	1,607		2,438
Ending balance	6,442	7,480		5,873
Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	10,145	10,374		9,648
Changes in revaluation reserve real estate held for own use				32
Total other comprehensive income / (loss)	14	2		40
Shares issued		3
Issuance and purchase of treasury shares	(88)	3		(30)
Dividend withholding tax reduction		1
Coupons on perpetual securities	(39)	(38)		(88)
Incentive plans		10		2
Ending balance	11,892	10,145		10,374
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(2,534)	(2,397)		(1,850)
Total other comprehensive income / (loss)	335	(137)		(547)
Ending balance	(2,199)	(2,534)		(2,397)
Aegon N.V [member]
Disclosure of shareholders equity [line items]
Beginning balance	22,018	21,842
Net income 2019 retained	1,980	(146)
Net income	1,980	(146)
Foreign currency translation differences and movement in foreign investment hedging reserves	795	(945)
Changes in revaluation in subsidiaries	(1,035)	1,589
Changes in revaluation reserve real estate held for own use	(3)	18
Remeasurement of defined benefit plans of group companies	399	(220)
Changes and transfer to legal reserve	19	17
Other	14	2
Total other comprehensive income / (loss)	189	460
Shares issued	1
Shares withdrawn	(1)
Dividends paid on common shares	(247)	(118)
Issuance and purchase of treasury shares	(88)	3
Dividend withholding tax reduction		1
Coupons on perpetual securities	(39)	(38)
Incentive plans		10
Ending balance	23,813	22,018		21,842
Aegon N.V [member] | Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	320	323
Shares issued	1
Shares withdrawn	(1)	(3)
Ending balance	321	320		323
Aegon N.V [member] | Paid-in surplus [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,160	7,213
Dividends paid on common shares	(127)	(54)
Ending balance	7,033	7,160		7,213
Aegon N.V [member] | Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,491	6,120
Changes in revaluation in subsidiaries	(1,035)	1,589
Changes in revaluation reserve real estate held for own use	(3)	18
Changes and transfer to legal reserve		(235)
Total other comprehensive income / (loss)	(1,038)	1,371
Ending balance	6,453	7,491		6,120
Aegon N.V [member] | Legal reserve FCTR [member]
Disclosure of shareholders equity [line items]
Beginning balance	(601)	426
Foreign currency translation differences and movement in foreign investment hedging reserves	859	(1,027)
Total other comprehensive income / (loss)	859	(1,027)
Ending balance	258	(601)		426
Aegon N.V [member] | Legal reserve group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	1,710	1,703
Changes and transfer to legal reserve	606	6
Total other comprehensive income / (loss)	606	6
Ending balance	2,316	1,710		1,703
Aegon N.V [member] | Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	8,798	7,499
Net income 2018 retained	(146)	1,235
Net income	(146)	1,235
Changes and transfer to legal reserve	(587)	245
Other	14	2
Total other comprehensive income / (loss)	(573)	247
Shares withdrawn		(42)
Dividends paid on common shares	(120)	(64)
Issuance and purchase of treasury shares	4	(52)
Dividend withholding tax reduction		1
Coupons on perpetual securities	(39)	(38)
Incentive plans		10
Ending balance	7,924	8,798		7,499
Aegon N.V [member] | Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(2,534)	(2,397)
Foreign currency translation differences and movement in foreign investment hedging reserves	(65)	83
Remeasurement of defined benefit plans of group companies	399	(220)
Total other comprehensive income / (loss)	335	(137)
Ending balance	(2,199)	(2,534)		(2,397)
Aegon N.V [member] | Treasury shares [member]
Disclosure of shareholders equity [line items]
Beginning balance	(181)	(281)
Shares withdrawn		45
Issuance and purchase of treasury shares	(92)	55
Ending balance	(273)	(181)		(281)
Aegon N.V [member] | Net income /(loss) [member]
Disclosure of shareholders equity [line items]
Beginning balance	(146)	1,235
Net income 2018 retained	146	(1,235)
Net income 2019 retained	1,980	(146)
Net income	2,125	(1,382)
Ending balance	€ 1,980	€ (146)		€ 1,235

[1]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.